S-K 1602, SPAC Registered Offerings	Nov. 06, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$5.15	$4.44	$5.56	$3.48	$6.52	$2.14	$7.86	$0.10	$9.90
Assuming No Exercise of Over-Allotment Option
$5.11	$4.41	$5.59	$3.46	$6.54	$2.12	$7.88	$0.10	$9.90

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Our Sponsor has agreed to purchase an aggregate of 171,750 private units at a price of $10.00 per private unit ($1,717,500 in the aggregate) in a private placement that will occur simultaneously with the closing of this offering. Our Sponsor has further agreed that if the over-allotment option is exercised by the underwriters, it will purchase from us at a price of $10.00 per private unit an additional number of private units (up to a maximum of 197,512 private units) pro rata with the amount of the over-allotment option exercised so that at least $10.00 per share sold to the public (or 100.0% of the gross proceeds) in this offering is held in trust regardless of whether the over-allotment option is exercised in full or in part. These additional private units will be purchased in a private placement that will occur simultaneously with the purchase of units resulting from the exercise of the over-allotment option. All of the proceeds we receive from these purchases will be placed in the trust account described below.

$75,000,000, or $86,250,000 if the over-allotment option is exercised in full, of the net proceeds of this offering and the sale of the private units will be placed in an account in the United States established and maintained by Continental Stock Transfer & Trust Company. Pursuant to the investment management trust agreement that will govern the investment of such funds, the funds held in trust will be invested only in United States government treasury bills, bonds or notes having a maturity of 185 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act and that invest solely in United States government treasuries, so that we are not deemed to be an investment company under the Investment Company Act. Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our income or other tax obligations, the proceeds will not be released from the trust account until the earlier of the completion of a business combination or our liquidation. The proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we complete a business combination to the extent not used to pay converting shareholders. Any amounts not paid as consideration to the sellers of the target business may be used to finance the operations of the target business.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	100.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 75,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]

In connection with a business combination, public shareholders will have the right to convert their shares into an amount equal to (1) the number of public shares being converted by such public holder divided by the total number of public shares multiplied by (2) the amount then in the trust account (initially $10.00 per share or 100.0% of the gross proceeds from this offering), which includes a pro rata portion of any interest earned on the funds held in the trust account less any amounts necessary to pay our taxes. At any meeting called to approve an initial business combination, public shareholders may elect to convert their shares regardless of whether or not they vote to approve the business combination or abstain from voting.

Whether we elect to effectuate our initial business combination via shareholder vote or tender offer, we may require public shareholders wishing to exercise redemption rights, whether they are a record holder or hold their shares in “street name,” to either tender the certificates they are seeking to convert to our transfer agent or to deliver the shares they are seeking to convert to the transfer agent electronically using Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option, at any time at or prior to the vote on the business combination. There is a nominal cost associated with this tendering process and the act of certificating the shares or delivering them through the DWAC System. The transfer agent will typically charge the tendering broker $45 and it would be up to the broker whether or not to pass this cost on to the converting holder. The foregoing is different from the procedures used by traditional blank check companies. In order to perfect redemption rights in connection with their business combinations, many traditional blank check companies would distribute proxy materials for the shareholders’ vote on an initial business combination, and a holder could simply vote against a proposed business combination and check a box on the proxy card indicating such holder was seeking to exercise its redemption rights. After the business combination was approved, the company would contact such shareholder to arrange for it to deliver its certificate to verify ownership. As a result, the shareholder then had an “option window” after the consummation of the business combination during which it could monitor the price of the company’s stock in the market. If the price rose above the conversion price, it could sell its shares in the open market before actually delivering his shares to the company for cancellation. As a result, the redemption rights, to which shareholders were aware they needed to commit before the shareholder meeting, would become an “option” right surviving past the consummation of the business combination until the converting holder delivered its certificate. The requirement for physical or electronic delivery prior to the closing of the shareholder meeting ensures that a holder’s election to convert is irrevocable once the business combination is completed.

Pursuant to our post-offering amended and restated memorandum and articles of association that will become effective immediately prior to the completion of this offering, we are required to give a minimum of only five days’ notice for each general meeting. As a result, if we require public shareholders who wish to convert their ordinary shares into the right to receive a pro rata portion of the funds in the trust account to comply with the foregoing delivery requirements, holders may not have sufficient time to receive the notice and deliver their shares for conversion. Accordingly, investors may not be able to exercise their redemption rights and may be forced to retain our securities when they otherwise would not want to.

If we require public shareholders who wish to convert their ordinary shares to comply with specific delivery requirements for conversion described above and such proposed business combination is not consummated, we will promptly return such certificates to the tendering public shareholders.

De-SPAC Consummation Timeframe, How Extended [Text Block]

We will have until 12 months from the closing of this initial public offering to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, our public shareholders will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable laws. If we are unable to consummate our initial business combination within the 12-month period, we will, (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable and less interest to pay dissolution expenses of up to $100,000 divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution, the rights will expire and will be worthless.

If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares, and then seek to liquidate and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation. In the event of our liquidation and subsequent dissolution, the rights will expire and will be worthless.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ZA Sponsor I LLC	Up to $10,000 per month	Offices, utilities, and personnel made available to the company.
ZA Sponsor I LLC	7,392,857 Class B ordinary shares (including up to an aggregate of 964,286 Class B ordinary shares, subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part)	$25,000
ZA Sponsor I LLC	171,750 (or up to 197,512 units if the underwriters’ over-allotment option is exercised in full)	$1,717,500 (or $1,975,125 if the over-allotment option is exercised in full).
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ZA Sponsor I LLC

Private placement units to be purchased simultaneously with the closing of this offering.

Up to $1,500,000.

Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit.

Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.

Repayment of loans made to us to cover offering related and organizational expenses.

Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private placement units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.

Services in connection with identifying, investigating and completing an initial business combination.

Because our Sponsor acquired the Class B ordinary shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the initial shares may result in material dilution to our public shareholders due to the anti-dilution rights of our initial shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. See the sections titled “Risk Factors — “The nominal purchase price paid by our Sponsor for the initial shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our Sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline” and “Dilution.” Additionally, we may reimburse our Sponsor in an amount equal to $10,000 for offices, utilities and personnel made available to us, as described elsewhere in this prospectus. If our initial shareholders, officers and directors or their affiliates make any working capital loans, they may choose to convert up to $1,500,000 of such loans into up to an additional 150,000 private placement units, at the price of $10.00 per unit upon consummation of our business combination. To the extent any working capital loans are converted into units, the issuance of additional Class A ordinary shares underlying these units could result in a material dilution to the equity interests of our public shareholders. Any such issuance will increase the number of issued and outstanding Class A ordinary shares and reduce the value of the Class A ordinary shares issued to complete the business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Potential investors should be aware of the following potential conflicts of interest:

•        None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        Our officers and directors undertake to vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. Additionally, our officers and directors will not receive distributions from the trust account with respect to any of their initial shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for out-of-pocket expenses incurred in connection with, on our behalf, identifying and investigating possible business targets, which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

Under Cayman Islands law, directors owe the following fiduciary duties:

•        duty to act in good faith in what the director believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty to act with skill, care and diligence. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the post-offering amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. Furthermore, most of our officers and directors have pre-existing fiduciary obligations to other businesses of which they are officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe pre-existing fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe pre-existing fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any pre-existing fiduciary or contractual obligations he might have.

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual(1)	Name of Affiliated Company	Industry	Affiliation(2)
Jonathan Gazdak	ZA Capital Partners, LLC	Investment banking	Co-Founder
	Alexander Capital	Investment banking and broker-dealer	Head of Investment Banking
	Alexander Capital Ventures	Investment fund	Manager
Michael C. James	Guided Therapeutics, Inc.	Medical technology	Chairman of the Board, Chairman of the Audit Committee and member of the Compensation Committee
Jessica M. Lockett	Corporate Securities Legal LLP	Law firm	Partner
	After Watch Foundation, Inc.	Non-profit	Director
Marco Baccanello	MRK Consultants	Financial advisory	Chief Executive Officer and Founder
	GameSquare Holdings, Inc.	Games marketing and data services	Director
	Founder Group Ltd	Solar power solutions	Independent Director and Chair of the Audit Committee

____________

(1)      Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.

(2)      Our directors and officers owe fiduciary duties to each of the entities that they are affiliated with in accordance with the fiduciary duties owed by persons in such capacity to the entity.

Prior SPAC Experience

None of the members of our executive team or board of directors has participated in a special purpose acquisition transaction prior to this transaction. However, our Sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our Sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target which could materially affect our ability to complete our initial business combination.

In addition to the above, potential investors should also be aware of the following other potential conflicts of interest:

•        We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased initial shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our Sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to (i) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with the completion of our initial business combination; (ii) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (a) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; (iii) waive their rights to liquidating distributions from the trust account with respect to their initial shares and private shares if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame; and (iv) vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our Sponsor, officers and directors have agreed not to transfer, assign or sell any of their initial shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (1) one year after the completion of our initial business combination; or (2) the date following the consummation of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their shares for cash, securities or other property (the “Lock-Up”). Notwithstanding the foregoing, the initial shares will be released from the Lock-Up if (1) the reported closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (2) we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

•        our Sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our Sponsor will have invested in us an aggregate of $1,742,500 comprised of the $25,000 purchase price for the initial shares (or approximately $0.003 per share) and the $1,717,500 purchase price for the private placement units (or $10.00 per units). Accordingly, our management team, which owns interests in our Sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our Sponsor had paid the same per share price for the initial shares as our public shareholders paid for their public shares.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our Sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our Sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Upon consummation of this offering or thereafter, we will repay up to $1,500,000 in loans made to us by our Sponsor to cover offering-related and organizational expenses. In the event that following this offering we obtain working capital loans from our Sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into units of the post-business combination entity at a price of $10.00 per units at the option of our Sponsor. Additionally, following consummation of a business combination, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our Sponsor and its affiliates on one hand, and purchasers in this offering on the other. See the sections titled “Summary — Sponsor Information”, “Summary — Conflicts of Interest”, “Risk Factors — Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — Since our Sponsor, officers and directors, any other holder of our initial shares may lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination.”

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our Sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our Sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our Sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside of the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our Sponsor, officers and directors have agreed to vote their initial shares, and they and the other members of our management team have agreed to vote their initial shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

Limitation on Liability and Indemnification of Officers and Directors

Our memorandum and articles of association provide that, subject to certain limitations, the company shall indemnify its directors and officers against all expenses, including legal fees, and against all judgments, fines and amounts paid in settlement and reasonably incurred in connection with legal, administrative or investigative proceedings. Such indemnity does not apply to liability that arises from fraud or willful default.

We will enter into agreements with our officers and directors to provide contractual indemnification in addition to the indemnification provided for in our memorandum and articles of association. Our memorandum and articles of association also will permit us to purchase and maintain insurance on behalf of any officer or director who at the request of the company is or was serving as a director or officer of, or in any other capacity is or was acting for, another company or a partnership, joint venture, trust or other enterprise, against any liability asserted against the person and incurred by the person in that capacity, whether or not the company has or would have had the power to indemnify the person against the liability as provided in the memorandum and articles of association. We will purchase a policy of directors’ and officers’ liability insurance that insures our officers and directors against the cost of defense, settlement or payment of a judgment in some circumstances and insures us against our obligations to indemnify our officers and directors.

These provisions may discourage shareholders from bringing a lawsuit against our directors for breach of their fiduciary duty. These provisions also may have the effect of reducing the likelihood of derivative litigation against officers and directors, even though such an action, if successful, might otherwise benefit us and our shareholders. Furthermore, a shareholder’s investment may be adversely affected to the extent we pay the costs of settlement and damage awards against officers and directors pursuant to these indemnification provisions.

We believe that these provisions, the insurance and the indemnity agreements are necessary to attract and retain talented and experienced officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers or persons controlling us pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is theretofore unenforceable.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our initial shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. These financing transactions are typically designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be lesser, and potentially significantly lesser, than the market price for our shares at such time. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. Any such additional financing, including issuance of equity or convertible securities, may significantly dilute the interests of our public shareholders. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	5.13	5.16	4.42	4.45	3.47	3.50	2.13	2.15	0.11	0.11
Pro forma net tangible book value after this offering and the sale of the private units	5.11	5.15	4.41	4.44	3.46	3.48	2.12	2.14	0.10	0.10
Dilution to public shareholders	$4.89	$4.85	$5.59	$5.56	$6.54	$6.52	$7.88	$7.86	$9.90	$9.90
Percentage of dilution to public shareholders	48.9%	48.5%	55.9%	55.6%	65.4%	65.2%	78.8%	78.6%	99.0%	99.0%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment
Numerator:
Net tangible book deficit before this offering	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)	$(80,532)
Net proceeds from this offering and the sale of the private placement shares(1)	75,772,500	87,022,500	75,772,500	87,022,500	75,772,500	87,022,500	75,772,500	87,022,500	75,772,500	87,022,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	102,962	102,962	102,962	102,962	102,962	102,962	102,962	102,962	102,962	102,962
Less: over-allotment liability	(97,779)	—	(97,779)	—	(97,779)	—	(97,779)	—	(97,779)	—
Less: Amounts paid for redemptions(2)	—	—	(18,750,000)	(21,562,500)	(37,500,000)	(43,125,000)	(56,250,000)	(64,687,500)	(75,000,000)	(86,250,000)
	$75,697,151	87,044,930	56,947,151	65,482,430	38,197,151	43,919,930	19,447,151	22,357,430	697,151	794,930

Denominator:
Ordinary shares outstanding prior to this offering	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857
Ordinary shares forfeited if over-allotment is not exercised	(964,286)	—	(964,286)	—	(964,286)	—	(964,286)	—	(964,286)	—
Shares included in public units offered	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000
Representative shares	700,000	700,000	700,000	700,000	700,000	700,000	700,000	700,000	700,000	700,000
Ordinary shares offered and sale of private placement shares(3)	171,750	197,512	171,750	197,512	171,750	197,512	171,750	197,512	171,750	197,512
Less: Ordinary shares redeemed	—	—	(1,875,000)	(2,156,250)	(3,750,000)	(4,312,500)	(5,625,000)	(6,468,750)	(7,500,000)	(8,625,000)
	14,800,321	16,915,369	12,925,321	14,759,119	11,050,321	12,602,869	9,175,321	10,446,619	7,300,321	8,290,369

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $945,000. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting a Business Combination — Permitted Purchases of Our Securities.”

(3)      Assumes the issuance of an additional 171,750 public shares in the private placement (or 197,512 public shares if the over-allotment option is exercised in full) at a price of $10.00 per private placement unit from the Company in a private placement that will occur simultaneously with the closing of the offering.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true